Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
The amounts in the consolidated statements of comprehensive income are as follows:

Vessel Operating Expenses	Year ended December 31,
	2023	2024	2025
Crew wages and related costs	3,006	2,932	2,949
Insurance	367	362	363
Repairs and maintenance	338	347	117
Spares and consumable stores	1,034	944	899
Registration, taxes and other (Note 13)	71	70	68
Total	4,816	4,655	4,396